Rio Tinto financial information by business unit - Schedule of financial information by business unit (Parenthetical) (Detail) - USD ($) $ in Millions					1 Months Ended	6 Months Ended
	Mar. 27, 2018	Mar. 22, 2018	Mar. 20, 2018	Sep. 01, 2017	May 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Loss on other restructuring costs						$ 68
Information System & Technology spend						$ 49
Percentage of capital expenditure in subsidiaries						100.00%
Reportable segments [Member]
Disclosure Of Operating Segments [Line Items]
Operating assets						$ 47,562		$ 48,556
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure Of Operating Segments [Line Items]
Operating assets						$ 3,848		6,313
Hope Downs Joint Venture [member]
Disclosure Of Operating Segments [Line Items]
Proportion of ownership interest in joint venture						50.00%
Robe river iron associates [member]
Disclosure Of Operating Segments [Line Items]
Proportion of ownership interest in joint venture						65.00%
Proportion of net beneficial interest						53.00%
Freeport Mc Mo Ran Inc [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of material mined						40.00%
Diavik joint venture [member]
Disclosure Of Operating Segments [Line Items]
Proportion of ownership interest in joint venture						60.00%
Hail Creek Coal Mine [Member]
Disclosure Of Operating Segments [Line Items]
Proportion of ownership interest in joint venture						82.00%
Hail Creek Coal Mine [Member] | 2018 Disposals [Member]
Disclosure Of Operating Segments [Line Items]
Ownership interest in joint venture disposed			82.00%
Kestrel Underground Coal Mine [Member]
Disclosure Of Operating Segments [Line Items]
Proportion of ownership interest in joint venture						80.00%
Kestrel Underground Coal Mine [Member] | 2018 Disposals [Member]
Disclosure Of Operating Segments [Line Items]
Proportion of ownership interest in joint venture	80.00%
Receipts from non-refundable deposits						$ 338
Hail Creek Coal Mine [Member]
Disclosure Of Operating Segments [Line Items]
Ownership interest in joint venture disposed			82.00%
Valeria | Australia [member]
Disclosure Of Operating Segments [Line Items]
Ownership interest in joint venture disposed			71.20%
Proportion of ownership amount in joint venture disposed			$ 1,700
Winchester South Member
Disclosure Of Operating Segments [Line Items]
Ownership interest in joint venture disposed		75.00%
Winchester South Member | Australia [member]
Disclosure Of Operating Segments [Line Items]
Proportion of ownership amount in joint venture disposed		$ 200
Kestrel [Member]
Disclosure Of Operating Segments [Line Items]
Ownership interest in joint venture disposed	80.00%
Kestrel [Member] | Australia [member]
Disclosure Of Operating Segments [Line Items]
Proportion of ownership amount in joint venture disposed	$ 2,250
Hunter valley operations [member]
Disclosure Of Operating Segments [Line Items]
Proportion Of Voting Power Held In Subsidiary							67.60%
Mount thorley co venture [member]
Disclosure Of Operating Segments [Line Items]
Proportion Of Voting Power Held In Subsidiary							80.00%
Warkworth joint venture [member]
Disclosure Of Operating Segments [Line Items]
Proportion Of Voting Power Held In Subsidiary							55.60%
30 Percent [Member] | Robe river iron associates [member]
Disclosure Of Operating Segments [Line Items]
Net beneficial interest held percentage						30.00%
Net beneficial interest held percentage as owned subsidiary						60.00%
35 Percent [Member] | Robe river iron associates [member]
Disclosure Of Operating Segments [Line Items]
Net beneficial interest held percentage						35.00%
Net beneficial interest held percentage as owned subsidiary						100.00%
Hamersley Iron Pty Limited [Member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary						100.00%
Oyu Tolgoi LLC [member] | Turquoise hill resources Ltd [member]
Disclosure Of Operating Segments [Line Items]
Percentage of share class held in subsidiaries						50.80%
Oyu Tolgoi LLC [member] | Turquoise hill resources Ltd [member] | Oyo Tolgoi Copper-Gold Mine [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of share class held in subsidiaries						66.00%
Argyle Diamonds Limited [member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary						100.00%
Coal & Allied Industries Limited [member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary				100.00%			100.00%
Proportion of ownership interest in subsidiaries disposed				100.00%
Rio Tinto Coal Australia [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure Of Operating Segments [Line Items]
Operating assets						$ (1,225)		$ 1,040
Rio Tinto Fer et Titane Inc. [member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary						100.00%
QIT Madagascar Minerals SA [member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary						80.00%
Richards Bay Minerals [member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary						74.00%
Energy Resources of Australia Limited [Member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary						68.40%
Rossing Uranium Limited [member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary						68.60%
Simfer Jersey Limited [member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary					53.00%	53.00%
Simfer S.A. [member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary						85.00%
Non-controlling interest (%), Subsidiary						45.05%
Gove Alumina Refinery and Rio Tinto Marine [Member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary						100.00%